BUSINESS COMBINATIONS (Tables)	12 Months Ended
Jun. 30, 2015
Business Acquisition [Line Items]
Schedule of Net income performance targets for Incentive Shares [Table Text Block]
The net income performance targets for the Incentive Shares for Bond are as follows:

	First installment	Second installment
Basis of performance target	Net income for the year ending December 31, 2013	Net income for the year ending December 31, 2014
Target net income	$8,806	$10,567
Nominal value of shares	$10,950	$10,950
Referencing share price to achieve the nominal value of shares	Average closing price of the Company’s shares during the trading days from October 1 to December 31, 2013	Average closing price of the Company’s shares during the trading days from October 1 to December 31, 2014

Schedule of Compound Annual Growth Rate Performance Targets For Premium Shares [Table Text Block]
The CAGR performance targets for the Premium Shares for Bond for the two-year period are as follows:

CAGR performance target	Premium shares issuable

21%	3% of Incentive Shares for Bond

22%	6% of Incentive Shares for Bond

23%	9% of Incentive Shares for Bond

24%	12% of Incentive Shares for Bond

25% and above	15% of Incentive Shares for Bond

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
The acquisition date fair value of the considerations as of the acquisition date is summarized in the below table:

Considerations		Fair value as at April 1, 2013

1)	Cash consideration (i)	$35,059

2)	Ordinary shares	16,909

3)	Incentive Shares for Bond (ii)	21,837

4)	Premium Shares for Bond (iii)	-

Total consideration		$73,805

(i) The cash installments of $16,390, $5,510 and $14,600 were paid in May 2013, September 2013 and September 2014, respectively. There was no cash consideration outstanding as of June 30, 2015.

(ii) The first and second installments of the Incentive Shares for Bond had fair values of $15,887 and $10,791 respectively as of June 30, 2014, which was recorded as current portion of acquisition-related consideration liabilities, and non-current portion of the acquisition-related consideration liabilities, respectively as of June 30, 2014. Bond achieved the performance target of the first installment of the Incentive Shares and a total number of 648,697 shares were issuable as of June 30, 2014. Those shares were issued in October 2014. The performance target for the second installment was also achieved, and a total number of 461,107 shares were issuable as of June 30, 2015. The fair value of these shares was $11,080 as of June 30, 2015 and was recorded in the current portion of acquisition- related consideration liabilities.

(iii) The probability of achieving the growth rate performance target set for Premium Shares for Bond was assessed to be not more than likely as of June 30, 2013. Based on the reassessment of Bond’s performance as of June 30, 2014, the probability of achieving the growth rate performance target of 25% CAGR was assessed to be more than likely. The correspondent premium shares for Bond’s achieving 25% CAGR is 15% of Incentive Shares for Bond, or 163,401 shares. The fair value of the premium incentive shares was $4,001 at June 30, 2014, and was recorded as non-current portion of acquisition-related consideration liabilities. The change in assessment of growth rate performance in 2014 resulted in higher fair value of Premium Shares for Bond to be paid to the selling shareholders, which caused a reduction of net income, basic earnings per share, and diluted earnings per share by $4,002, $0.07 and $0.07, respectively. The performance target of 25% and above CAGR growth for premium shares was achieved, hence a total number of 166,471 shares were issuable as of June 30, 2015. The fair value of these shares was $4,001 as of June 30, 2015 and was recorded as current portion of acquisition- related consideration liabilities.

Bond [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the date of acquisition:

April 1, 2013
Cash and cash equivalents	$4,460
Time deposits with original maturities over three months	7,486
Restricted cash	242
Accounts receivable	9,966
Cost and estimated earnings in excess of billings	6,340
Other receivables	883
Advances to suppliers	110
Inventories	133
Deferred tax assets	105
Assets held for sale	2,951
Property, plant and equipment	4,891
Prepaid land leases	5,884
Intangible assets	14,359
Investments in equity investees	261
Total identifiable assets acquired	58,074

Short-term bank loans	5,532
Accounts payable	8,655
Deferred revenue	2,315
Income tax payable	1,015
Other tax payable	142
Accrued liabilities	314
Deferred tax liabilities	3,791
Long-term bank loans	2,257
Total liabilities assumed	24,020

Net identifiable assets acquired	34,054

Goodwill	39,751
Net assets acquired	$73,805